SEGMENT FINANCIAL DATA- Reconciliation of Operating Profit Loss From Segments to Consolidated (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment profit	$ 8,304	$ 7,689	$ 7,212
Interest and other financial charges	(765)	(414)	(343)
Interest income	321	138	102
Repositioning and other charges	(860)	(1,266)	(569)
Total Income before taxes	7,159	6,379	7,235
Segment Reconciling Items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Interest and other financial charges	(765)	(414)	(343)
Interest income	321	138	102
Stock compensation expense	(202)	(188)	(217)
Pension mark-to-market expense	(153)	(523)	(40)
Repositioning and other charges	(860)	(1,266)	(569)
Other income	(43)	(91)	(64)
Total Income before taxes	7,159	6,379	7,235
Segment Reconciling Items | Pension ongoing income—non-service
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Pension ongoing income (expense) and postretirement income	528	993	1,083
Segment Reconciling Items | Other postretirement income—non-service
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Pension ongoing income (expense) and postretirement income	$ 29	$ 41	$ 71